Fair Value of Financial Instruments - Schedule of Derivative Financial Liabilities at Fair Value (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Derivative liabilities	$ 1,172,020	$ 4,685,675	$ 152,945
Fair Value, Inputs, Level 1 [Member]
Liabilities
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Liabilities
Derivative liabilities	$ 1,172,020	$ 4,685,675	$ 152,945